Related party transactions	3 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
18	Related party transactions
  Other than those described in Note 17, the Company did not enter into any transactions with related parties during the three-month period ended March 31, 2018.